DEBT - Bridge Financing - Components of non-cash transaction (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Accumulated amortization on debt issuance costs	$ 33,035
Write off of debt issuance cost	(27,573)
Total conversion of Convertible Notes and Bridge Notes into common stock	16,392,344
Payments on debt	3,000,000
Accrued interest	64,110
Convertible Notes
Debt Instrument [Line Items]
Write off of derivative liability relating to the Convertible Notes	2,644,000
Extinguishment of Convertible Notes principal	5,486,199
Accrued and unpaid interest on the Convertible Notes	1,257,066
Loss on extinguishment of Convertible Notes	260,185
Bridge Notes
Debt Instrument [Line Items]
Write off of derivative liability relating to the Convertible Notes	(2,031,300)
Extinguishment of Convertible Notes principal	4,000,000
Accrued and unpaid interest on the Convertible Notes	717,646
Loss on extinguishment of Convertible Notes	(9,514)
Write off of debt issuance cost	(5,700)
Payments on debt	3,000,000
Accrued interest	717,646
Bridge notes outstanding	$ 0